INVESTMENT IN AN EQUITY SECURITY	12 Months Ended
Dec. 31, 2022
Seamless Group Inc [Member]
INVESTMENT IN AN EQUITY SECURITY

5 Investment in an equity security

Investment in an equity security as of December 31, 2022 and 2021 consisted of the following:

		December 31,
		2022	2021
		US$	US$

K Hub	0.54%	100,000	100,000

No impairment was recorded as of December 31, 2022 and 2021 as the Company evaluated the decline in fair value of the investment below its book value was not other-than-temporary.